Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	Sep. 28, 2020	[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.36%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.79%	[1],[3]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.37%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.54%	[1],[3]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.35%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.54%	[1],[3]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.39%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.04%	[1],[3]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 39, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, throughSeptember 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Advantage Large Cap Value Portfolio (the “Master Portfolio”), a series of Master Large Cap Series LLC (the “Master LLC”). Management Fees are paid by the Master Portfolio.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 39, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.79% (for Investor A Shares), 1.54% (for Investor C Shares), 0.54% (for Institutional Shares) and 1.04% (for Class R Shares) of average daily net assets through September 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.